Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure of inventories [line items]
Total inventories	$ 2,155.6	$ 2,290.1
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	834.9	1,175.5
Finished products [member]
Disclosure of inventories [line items]
Total inventories	929.7	746.1
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 391.0	$ 368.5